Intangible Assets and Contract Liabilities	12 Months Ended
Dec. 31, 2020
Intangible Assets and Contract Liabilities
Intangible Assets and Contract Liabilities

14) Intangible Assets and Contract Liabilities

(a) Intangible Assets

	Above market	Above market
	time charter	time charter	Total
(U.S. Dollars in thousands)	Tordis Knutsen	Vigdis Knutsen	intangibles
Intangibles, December 31, 2018	$911	$980	$1,891
Additions	—	—	—
Amortization for the year	(303)	(302)	(605)
Intangibles, December 31, 2019	$608	$678	$1,286
Additions	—	—	—
Amortization for the period	(303)	(302)	(605)
Intangibles, December 31, 2020	$305	$376	$681

The intangible for the above market value of time charter contract associated with the Tordis Knutsen is amortized to time charter revenue on a straight line basis over the remaining term of the contract of approximately 4.8 years as of the acquisition date. The intangible for the above market value of time charter contract associated with the Vigdis Knutsen is amortized to time charter revenue on a straight line basis over the remaining term of the contract of approximately 4.9 years as of the acquisition date.

The estimated future amortization of intangible assets at December 31, 2020 is as follows:

(U.S. Dollars in thousands)
2021	$605
2022	75
Total	$681

(b) Contract Liabilities

The unfavorable contractual rights for charters associated with Fortaleza Knutsen and Recife Knutsen were obtained in connection with a step acquisition in 2008 that had unfavorable contractual terms relative to market as of acquisition date. The Fortaleza Knutsen and the Recife Knutsen commenced on their 12 years’ fixed bareboat charters in March 2011 and August 2011, respectively. The unfavorable contract rights related to Fortaleza Knutsen and Recife Knutsen are amortized to bareboat revenues on a straight line basis over the 12 years’ contract period that expires in March 2023 and August 2023, respectively.

	Balance of	Amortization for	Balance of	Amortization for	Balance of
	December 31,	the year ended	December 31,	the year ended	December 31,
(U.S. Dollars in thousands)	2018	December 31, 2019	2019	December 31, 2020	2020
Contract liabilities:
Unfavourable contract rights	$(6,721)	$1,518	$(5,203)	$1,517	$(3,686)
Total amortization income		$1,518		$1,517

Accumulated amortization for contract liabilities was $14.5 million and $13.0 million as of December 31, 2020 and 2019, respectively.

The amortization of contract liabilities that is classified under time charter and bareboat revenues for the next five years is expected to be as follows:

(U.S. Dollars in thousands)	2021	2022	2023	2024	2025
Contract liabilities:
Unfavourable contract rights	$(1,518)	$(1,518)	$(650)	$—	$—